UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04527)

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2016

Date of reporting period:	February 29, 2016

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund

The fund's portfolio
2/29/16 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
COP — Certificates of Participation
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.7%)(a)
	Rating(RAT)	Principal amount	Value

California (0.3%)

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	$1,000,000	$298,930

			298,930
Guam (0.3%)

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	300,000	332,250

			332,250
Illinois (0.1%)

Chicago, Motor Fuel Tax Rev. Bonds, AGM, 5s, 1/1/30	AA	100,000	107,284

			107,284
Michigan (0.1%)

MI State Fin. Auth. Rev. Bonds (Detroit Wtr. & Swr.), Ser. C-6, 5s, 7/1/33	A-	140,000	159,386

			159,386
Minnesota (95.6%)

Anoka Cnty., G.O. Bonds, Ser. A
5s, 2/1/24	Aa1	620,000	670,028
5s, 2/1/24	Aa1	470,000	526,973

Bloomington, G.O. Bonds (Indpt. School Dist. No 271), Ser. A, 5s, 2/1/18	AA+	500,000	541,740

Brainerd, G.O. Bonds (Indpt. School Dist. No. 181), Ser. A, 4s, 2/1/21	AA+	500,000	544,285

Burnsville, G.O. Bonds (Indpt. School Dist. No. 191), Ser. A
5s, 2/1/25 (Prerefunded 2/1/18)	Aa2	865,000	931,700
4s, 2/1/33	Aa2	500,000	547,845

Center City, Hlth. Care Facs. Rev. Bonds (Hazelden Betty Ford Foundation)
5s, 11/1/44	A3	500,000	559,960
5s, 11/1/41	A3	700,000	774,025

Central MN Muni. Pwr. Agcy. Rev. Bonds (Twin Cities Transmission Project), 5s, 1/1/32	A3	1,000,000	1,123,790

Chaska, G.O. Bonds (Indpt. School Dist. No. 112), Ser. A, 5s, 2/1/31	Aa2	500,000	612,075

Circle Pines, G.O. Bonds (Indpt. School Dist. No 12), Ser. A, zero %, 2/1/25	AA+	750,000	620,963

Cloquet, G.O. Bonds (Indpt. School Dist. No. 94), Ser. B, 5s, 2/1/27	Aa2	1,100,000	1,358,005

Cologne, Charter School Lease Rev. Bonds, Ser. A, 5s, 7/1/34	BBB-	345,000	365,700

Deephaven, Charter School Lease Rev. Bonds (Eagle Ridge Academy), Ser. A
5 1/4s, 7/1/40	BB+	500,000	514,830
U.S. Govt. Coll., 5 1/8s, 7/1/33 (Prerefunded 7/1/23)	AAA/P	500,000	614,410

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.)
6 1/4s, 7/1/38 (Prerefunded 7/1/18)	AAA/P	810,000	913,202
6 1/4s, 7/1/38 (Prerefunded 7/1/18)	AAA/P	440,000	496,060

Duluth, Hsg. & Redev. Auth. Rev. Bonds (Pub. Schools Academy), Ser. A, 5 7/8s, 11/1/40	BBB-	500,000	525,395

East Grand Forks, Poll. Control Rev. Bonds (American Crystal Sugar), Ser. A, 6s, 4/1/18	BBB+	220,000	220,440

Forest Lake, Charter School Lease Rev. Bonds (Lake Intl. Language Academy Bldg. Co.), Ser. A, 5 1/2s, 8/1/36	BBB-	250,000	273,700

Hennepin Cnty., Sales Tax Rev. Bonds
(Ball Park), Ser. B, 5s, 12/15/26	AA+	1,500,000	1,615,770
4 3/4s, 12/15/29	AAA	500,000	533,880

Jordan, School Bldg. G.O. Bonds (Dist. No. 717), Ser. A, 5s, 2/1/28	Aa2	1,000,000	1,204,180

Lakeville, G.O. Bonds (Indpt. School Dist. No. 194), Ser. D, 5s, 2/1/21	Aa2	1,000,000	1,184,370

Maple Grove, G.O. Bonds, Ser. A, 5s, 2/1/22 (Prerefunded 2/1/17)	Aaa	2,075,000	2,157,621

Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove Hosp. Corp.), 5 1/4s, 5/1/37	Baa1	1,500,000	1,542,330

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.)
Ser. B-1, 0.01s, 11/15/35	VMIG1	500,000	500,000
Ser. B-2, 0.01s, 11/15/35	VMIG1	1,000,000	1,000,000

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care Syst. Rev. Bonds (Children's Hlth. Care Fac.), Ser. A, 5 1/4s, 8/15/35	A+	500,000	570,225

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. A, 5s, 1/1/35	AA-	1,000,000	1,128,510
Ser. B, 5s, 1/1/29	A+	910,000	1,056,728
Ser. B, 5s, 1/1/23	A+	730,000	868,583
Ser. B, 5s, 1/1/22	AA-	1,250,000	1,397,988

Minneapolis Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5s, 11/15/44	A+	250,000	279,080

Minneapolis, Rev. Bonds (National Marrow Donor Program), U.S. Govt. Coll., 4 7/8s, 8/1/25 (Prerefunded 8/1/18)	BBB+	650,000	714,272

Minnetonka, COP (Indpt. School Dist. No. 276), Ser. E, 5s, 3/1/29	Aa1	350,000	389,333

Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276)
Ser. E, 5s, 2/1/28 (Prerefunded 2/1/18)	AA+	1,500,000	1,626,120
Ser. B, AGM, zero %, 2/1/23	AA+	2,350,000	1,754,416

Minnetonka, Hsg. Fac. VRDN (Beacon Hill), FNMA Coll., 0.02s, 5/15/34	VMIG1	395,000	395,000

MN Agricultural & Econ. Dev. Board Rev. Bonds (Essentia Hlth.), Ser. C-1, AGC, 5s, 2/15/30	AA	1,000,000	1,099,790

MN State G.O. Bonds
Ser. A, 5s, 8/1/35	Aa1	750,000	911,265
(Trunk Hwy.), Ser. B, 5s, 10/1/30	Aa1	1,000,000	1,191,320
Ser. A, 5s, 10/1/24	Aa1	490,000	590,166
Ser. A, U.S. Govt. Coll., 5s, 10/1/24 (Prerefunded 10/1/21)	AAA/P	10,000	12,159
Ser. A, 5s, 10/1/17	Aa1	525,000	562,081
(Trunk Hwy.), Ser. B, 4s, 8/1/26	Aa1	500,000	557,005

MN State Rev. Bonds
Ser. A, 5s, 6/1/38	AA	1,000,000	1,129,310
(Gen. Fund Appropriations), Ser. B, 5s, 3/1/29	AA	500,000	586,805

MN State College & U. Rev. Bonds, Ser. A
5s, 10/1/31	Aa2	1,000,000	1,176,640
4s, 10/1/25	Aa2	1,000,000	1,135,890

MN State Higher Ed. Fac. Auth. Rev. Bonds
(U. of St. Thomas), Ser. 6-W, U.S. Govt. Coll., 6s, 10/1/30 (Prerefunded 10/1/16)	A2	1,000,000	1,032,640
(Bethel U.), Ser. 6-R, 5 1/2s, 5/1/37	BBB-/P	1,000,000	1,022,170
(U. of St. Thomas), Ser. 6-X, U.S. Govt. Coll., 5 1/4s, 4/1/39 (Prerefunded 4/1/17)	A2	500,000	525,495
(College of St. Scholastica, Inc.), Ser. H, 5 1/8s, 12/1/40	Baa2	750,000	798,075
(Carleton College), Ser. D, 5s, 3/1/40	Aa2	1,000,000	1,105,210
(U. of St. Thomas), Ser. 7-A, 5s, 10/1/39	A2	500,000	555,560
(U. of St. Thomas), Ser. L-8, 5s, 4/1/35(FWC)	A2	750,000	878,003
(St. Catherine U.), Ser. 7-Q, 5s, 10/1/32	Baa1	700,000	785,211
(Gustavus Adolfus College), Ser. 7-B, 5s, 10/1/31	A3	500,000	561,105
(College of St. Benedict), Ser. 7-M, 5s, 3/1/31	Baa1	300,000	330,987
(St. Johns U.), Ser. 8-H, 5s, 10/1/22	A2	500,000	608,870
(St. Olaf College), Ser. 6-O, 5s, 10/1/20	A1	345,000	353,742
(St. Olaf College), Ser. 6-O, U.S. Govt. Coll., 5s, 10/1/20 (Prerefunded 10/1/16)	AAA/P	655,000	672,410
(St. John's U.), Ser. 6-U, 4 3/4s, 10/1/33	A2	500,000	539,085
(St. Olaf College), Ser. 7-F, 4 1/2s, 10/1/30	A1	750,000	822,315
(College of St. Scholastica, Inc.), Ser. 7-R, 4s, 12/1/19	Baa2	200,000	214,058
(Macalester College), Ser. 7-S, 3s, 5/1/22	Aa3	415,000	442,390

MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg. Fin.)
Ser. E, 5.1s, 1/1/40	Aa1	640,000	663,110
Ser. L, 4.9s, 7/1/22	Aa1	1,440,000	1,466,179

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
5 1/4s, 10/1/27	A2	1,000,000	1,068,640
Ser. A, 5s, 10/1/34	A2	150,000	174,509
5s, 10/1/33	A2	250,000	291,885

MN State Pub. Fac. Auth. Rev. Bonds (Clean & Drinking Wtr. Revolving Fund), Ser. A, 5s, 3/1/30(FWC)	Aaa	500,000	619,925

MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. E, 3 1/2s, 1/1/46	Aa1	1,000,000	1,056,720

Monticello-Big Lake Cmnty., Hosp. Dist. Rev. Bonds (Hlth. Care Fac.), Ser. A, 4.8s, 12/1/18	A/P	500,000	512,535

Moorhead, Edl. Fac. Rev. Bonds (Concordia College Corp.), 5s, 12/1/40(FWC)	Baa1	500,000	562,325

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks)
6 1/2s, 10/1/47	BB/P	500,000	522,265
6 1/8s, 10/1/39	BB/P	315,000	328,217

Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
Ser. A-2, 5s, 1/1/24	A3	500,000	575,655
Ser. A, AGC, 5s, 1/1/21	AA	1,000,000	1,071,500
Ser. A-1, 5s, 1/1/19	A3	500,000	556,510

Northfield, Hosp. Rev. Bonds
5 3/8s, 11/1/26	BBB	750,000	769,635
5 1/4s, 11/1/21	BBB	500,000	513,050

Olmsted Cnty., G.O. Bonds, Ser. A, 4s, 2/1/19	Aaa	955,000	1,045,362

Otsego, Charter School Lease Rev. Bonds (Kaleidoscope Charter School), Ser. A, 5s, 9/1/44	BB+	400,000	409,168

Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev. Bonds (Hanover Townhouses), 6s, 7/1/31	Aa2	1,150,000	1,151,564

Rochester, G.O. Bonds
(Waste Wtr.), Ser. A, 5s, 2/1/24	Aaa	1,000,000	1,206,060
(Indpt. School Dist. No. 535), Ser. A, 3s, 2/1/23	AA+	1,000,000	1,097,430

Rochester, Elec. Util. Rev. Bonds, Ser. B, 5s, 12/1/43	Aa3	1,000,000	1,141,710

Rochester, Hlth. Care Fac. Rev. Bonds
(Olmsted Med. Ctr.), 5 7/8s, 7/1/30	A-/F	1,000,000	1,163,010
(Mayo Clinic), Ser. D, 5s, 11/15/38	Aa2	500,000	561,865
(Mayo Clinic), Ser. E, 5s, 11/15/38	Aa2	750,000	842,798
(Olmsted Med. Ctr.), 5s, 7/1/33	A-/F	650,000	725,862
(Mayo Clinic), 4s, 11/15/41	Aa2	250,000	263,028

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic)
Ser. A, 0.01s, 11/15/38	Aa2	500,000	500,000
Ser. B, 0.01s, 11/15/38	VMIG1	1,000,000	1,000,000

Rocori Area Schools, G.O. Bonds (Indpt. School Dist. No. 750), Ser. B, 5s, 2/1/28	AA+	525,000	587,675

Rosemount, G.O. Bonds (Indpt. School Dist. No. 196), Ser. A, 5s, 2/1/27	AA+	500,000	632,190

Shakopee, Hlth. Care Facs. Rev. Bonds (St. Francis Regl. Med. Ctr.)
5s, 9/1/34	A-	670,000	745,382
5s, 9/1/29	A-	250,000	285,035

Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A
U.S. Govt. Coll., 5 1/4s, 1/1/30 (Prerefunded 1/1/19)	A1	750,000	844,253
NATL, zero %, 1/1/24	AA-	2,000,000	1,696,980

Southern MN Muni. Pwr. Supply Agcy. Syst. Rev. Bonds, Ser. A, 5s, 1/1/36	A1	500,000	588,745

St. Cloud, Hlth. Care Rev. Bonds (Centracare Hlth. Syst.)
AGC, 5 3/8s, 5/1/31	A1	1,000,000	1,107,720
Ser. A, 5 1/8s, 5/1/30	A1	500,000	566,565

St. Louis Park, Hlth. Care Fac. Rev. Bonds (Nicollet Hlth. Svcs.)
U.S. Govt. Coll., 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	Aaa	1,000,000	1,160,430
Ser. C, U.S. Govt. Coll., 5 3/4s, 7/1/30 (Prerefunded 7/1/18)	Aaa	1,000,000	1,115,890

St. Paul, Hsg. & Redev. Auth. Rev. Bonds
(Rossy & Richard Shaller), Ser. A, 5.05s, 10/1/27	BB-/P	550,000	564,020
Ser. A, 5s, 8/1/35	A1	385,000	425,186
(SPCPA Bldg. Co.), 4 5/8s, 3/1/43	BBB-	350,000	359,363

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds
(Nova Classical Academy), Ser. A, 6 5/8s, 9/1/42	BBB-	250,000	282,873
Ser. A, 5s, 12/1/37	BBB-	500,000	533,135
(Twin Cities Academy), Ser. A, 5s, 7/1/35	BB	250,000	257,883
(German Immersion School), Ser. A, 5s, 7/1/33	BB+	500,000	517,005

St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds
(Gillette Children's Specialty), 5s, 2/1/29	A-	1,000,000	1,089,750
(Allina Hlth. Syst.), Ser. A, NATL, 5s, 11/15/19	Aa3	1,000,000	1,073,950

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group)
U.S. Govt. Coll., 5 1/4s, 5/15/36 (Prerefunded 11/15/16)	Aaa	450,000	465,269
Ser. A, 5s, 7/1/33	A2	1,000,000	1,158,990

St. Paul, Hsg. & Redev. Auth. Hosp. Fac. Rev. Bonds (Healtheast Care Syst.), Ser. A, 5s, 11/15/40	BBB-	650,000	714,968

St. Paul, Metro. Council Area G.O. Bonds (Transit Cap.), Ser. C, 4s, 3/1/25	Aaa	1,120,000	1,275,120

St. Paul, Port Auth. Rev. Bonds (Brownfields Redev.), Ser. 2, 4 1/2s, 3/1/27	AA+	1,305,000	1,352,593

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5s, 8/1/36	A-/P	750,000	757,748

St. Paul, Port Auth. Solid Waste Disp. 144A Rev. Bonds (Gerdau St. Paul Steel Mill), Ser. 7, 4 1/2s, 10/1/37	BBB-	200,000	160,344

U. of MN Rev. Bonds
Ser. A, 5 3/4s, 7/1/17 (Escrowed to maturity)	AA	1,160,000	1,240,005
Ser. A, 5 1/2s, 7/1/21 (Escrowed to maturity)	AA	1,000,000	1,184,250
Ser. A, 5 1/4s, 12/1/30	Aa1	1,000,000	1,190,800
Ser. A, 5 1/4s, 4/1/29	Aa1	500,000	566,690
Ser. C, 5s, 12/1/21	Aa1	500,000	567,465

Western MN, Muni. Pwr. Agcy. Rev. Bonds, Ser. A
5s, 1/1/32	Aa3	500,000	603,945
5s, 1/1/31	Aa3	1,000,000	1,185,290
5s, 1/1/30	Aa3	1,000,000	1,167,610

Willmar, G.O. Bonds (Rice Memorial Hosp.), Ser. A, 5s, 2/1/21	Aa3	1,000,000	1,184,370

Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth. Oblig. Group)
5s, 7/1/34	BBB	400,000	428,312
5s, 7/1/16	BBB	425,000	429,509

Woodbury, G.O. Bonds, Ser. A, 3s, 2/1/22	AAA	780,000	851,947

Woodbury, Charter School Lease Rev. Bonds (MSA Bldg. Co.), Ser. A
5s, 12/1/32	BBB-	220,000	234,832
5s, 12/1/27	BBB-	210,000	228,950

			106,096,843
New Jersey (0.3%)

NJ State Econ. Dev. Auth. Rev. Bonds (NYNJ Link Borrower, LLC), 5 3/8s, 1/1/43	BBB-	260,000	289,723

			289,723
New York (0.1%)

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds (Catholic Hlth. Svcs. Of Long Island Oblig. Group), 5s, 7/1/33	Baa1	100,000	111,592

			111,592
North Carolina (0.5%)

NC State Med. Care Comm. Retirement Fac. Rev. Bonds (Salemtowne), 5 1/4s, 10/1/37	BB/P	500,000	522,170

			522,170
Ohio (0.4%)

Franklin Cnty., Hlth. Care Fac. Rev. Bonds, 5s, 11/15/23	A-/F	150,000	178,892

OH State Tpk. Comm. Rev. Bonds, 5s, 2/15/48	A1	250,000	277,675

			456,567
Pennsylvania (0.2%)

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Social Ministries), 5s, 1/1/38	BBB+/F	250,000	274,868

			274,868
Puerto Rico (0.2%)

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/44	AA-	1,000,000	168,840

			168,840
Texas (0.2%)

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Trinity Terrace), Ser. A-1, 5s, 10/1/44	BBB+/F	250,000	269,310

			269,310
Virginia (0.2%)

Alexandria, Indl. Dev. Auth. Res. Care Fac. Mtge. Rev. Bonds (Goodwin House, Inc.), 5s, 10/1/45	BBB/F	225,000	252,452

			252,452
Wisconsin (0.2%)

WI State Pub. Fin. Auth Sr. Living Rev. Bonds (Rose Villa, Inc.), Ser. A, 5 3/4s, 11/15/44	BB-/P	250,000	266,160

			266,160
TOTAL INVESTMENTS

Total investments (cost $102,741,730)(b)			$109,606,375

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2015 through February 29, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $110,996,722.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $102,724,287, resulting in gross unrealized appreciation and depreciation of $6,952,495 and $70,407, respectively, or net unrealized appreciation of $6,882,088.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	19.6%
	Education	16.9
	Local debt	16.3
	Prerefunded	14.2
	Utilities	11.1

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$109,606,375	$—

Totals by level	$—	$109,606,375	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2016